Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans
Long-term bank loans as of December 31, 2017 and 2018 consisted of the following:

	December 31,	December 31,
	2017	2018
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum (1)	147,938,539	116,560,788
Due December 22, 2021, at 6.175% per annum (1)	73,970,800	58,284,765
Due December 30, 2021, at 6.60% per annum (1)	68,051,177	53,619,303
Due December 22, 2021, at 9.80% per annum (1)	-	58,281,851
	289,960,516	286,746,707
Loan from China Guangfa Bank
Due December 15, 2018, at 4.75% per annum (5)	8,539,683	-
Due October 20, 2019, at 6.4125% per annum (1)	14,691,929	10,490,733
	23,231,612	10,490,733
Loan from Bank of China
Due March 27, 2018, at 5.23% per annum (5)	22,956,138	-
Due July 6, 2020, at 5.46% per annum (5)	22,956,138	-
Due March 30, 2020, at 6.65% per annum (2)	-	33,512,064
Due October 31, 2021 at 6.8875% per annum (3)	-	64,110,036
	45,912,276	97,622,100

Loan from Bank of Bohai
Due March 14, 2019 at 5.415% per annum (5)	39,025,435	-

Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum (6)	49,374,063	42,810,934

Loan from The Bank of East Asia
Due April 26, 2018, at 1.25% plus 3 month LIBOR (5)	13,250,000	-
Due June 1, 2018, at 1.25% plus 3 month LIBOR (4)	9,675,655	-
Due June 1, 2019, at 1.10% plus 1 month LIBOR(4)	-	9,675,654
Due June 5, 2018, at 1.25% plus 3 month LIBOR (4)	10,000,000	-
Due June 5, 2019, at 1.10% plus 1 month LIBOR (4)	-	10,000,000
Due August 15, 2018, at 1.25% plus 3 month LIBOR (4)	20,000,000	-
Due August 15, 2019, at 1.10% plus 1 month LIBOR (4)	-	20,000,000
Due August 30, 2018, at 1.10% plus 3 month LIBOR (4)	9,700,000	-
Due August 30, 2019,at 1.10% plus 1 month LIBOR (4)	-	9,700,000
Due September 19, 2018, at 1.10% plus 3 month LIBOR (4)	2,220,000	-
Due September 19, 2019, at 1.10% plus 1 month LIBOR (4)	-	2,220,000
Due January 9, 2020, at 1.10% plus 1 month LIBOR (4)	-	3,178,000
Due June 2, 2019, at 1.10% plus 1 month LIBOR (4)	-	34,421,617
Due September 27, 2019, at 1.10% plus 3 month LIBOR (4)	-	24,294,636
	64,845,655	113,489,907

Loan from Ping An Bank Co., Ltd.
Due May 31, 2021, at 6.8875% per annum (7)	-	116,417,997
Due May 27, 2021, at 7.3625% per annum (8)	-	14,570,463
	-	130,988,460

Loan from China Construction Bank
Due July 2, 2021, at 6.65% per annum	-	56,824,805
Due August 31, 2021, at 7.9% per annum (9)	-	17,484,555
Due April 4, 2021, at 6.175% per annum (14)	-	36,424,700
	-	110,734,060

Loan from Bank of Minsheng
Due June 14, 2031, at 8.50% per annum (10)	-	62,798,694
Due March 30, 2023 at 8.8825% per annum (11)	-	291,394,685
	-	354,193,379

Loan from Bank of Hengfeng
Due September 20, 2021, at 8.0009% per annum (12)	-	73,580,837

Loan from Zheshang Bank Co., Ltd
Due September 21, 2021, at 7.98% per annum (13)	-	29,286,630

Total	512,349,557	1,249,943,747
Less: current portion of long-term bank loans	(501,330,611)	(529,904,807)

Total long-term bank loans	11,018,946	720,038,940

(1)
Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay certain portion of the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2018.

(2)
Pursuant to the agreements with Bank of China the debt is secured by the Group’s real estate properties under development with net book value of US$3,867,049 (December 31, 2
0
17: nil) and the Group’s real estate properties held for lease with net book value of US$13,455,966 (December 31, 2
0
17: nil).

(3)	Pursuant to the agreements with Bank of China the debt is secured by the Group’s real estate properties held for lease with net book value of US$15,663,781 (December 31, 2017: nil).

(4)
Pursuant to the loan contract with The Bank of East Asia, these eight loans from The Bank of East Asia, amounting to US$
9.7
million, US$
10.0
million, US$
20.0
million, US$
9.7
million, US$
2.2
million,
US$
3.2
million,
US$
34.4
million and US$
24.3
million respectively, are denominated in US$ and are secured by restricted cash of US$9,907,915 (December 31, 2017: US$10,911,818), US$10,199,324 (December 31, 2017: US$11,279,116), US$20,719,198 (December 31, 2017: US$22,558,232.07), US$10,056,533 (December 31, 2017: US$10,939,365.19), US$2,302,133 (December 31, 2017: US$2,503,749.50), US$3,205,502
(long term restricted cash recorded under non-current assets,
December 31, 2
0
17: nil), US$ 36,863,271 (December 31, 2
0
17: nil), and US$24,810,584 (December 31, 2
0
17
: nil), respectively. Besides, these loans are secured by supplementary restricted cash US$3,107,880 as the RMB depreciated against the US dollar in 2018.

(5)	These loans were paid in full or partially repaid in 2018.

(6)	Pursuant to the agreement with Bank of Beijing, the debt is secured by the Group’s land use rights with net book value of US$4,456,170 (December 31, 2017: US$26,510,878) and partially repaid in 2018.

(7)	Pursuant to the agreement with Ping An Bank Co., Ltd., the debt is secured by the Group’s land use rights with net book value of US$ 23,144,926 (December 31, 2017: nil)

(8)	Pursuant to the agreement with Ping An Bank Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$ 35,085,752 ( December 31, 2 0 17 : nil).

(9)	Pursuant to the agreement with China Construction Bank, the debt is secured by the Group’s land use rights with net book value of US$35,052,888 (December 31, 2 0 17: nil).

(10)	Pursuant to the agreements with Bank of Minsheng the debt is secured by the Group’s real estate properties held for lease with net book value of US$94,661,603 (December 31, 2 0 17: nil).

(11)	Pursuant to the agreement with Bank of Minsheng, the debt is secured by the Group’s land use rights with net book value of US$108,344,332 (December 31, 2017: nil).

(12)
Pursuant to the agreements with Bank of Hengfeng the debt is secured by the Group’s real estate properties under development with net book value of US$26,860,581 (December 31, 2
0
17: nil) and the Group’s land use rights with net book value of US$39,208,344 (December 31, 2
0
17: nil) .

(13)	Pursuant to the agreement with Zheshang Bank Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$29,080,964 (December 31, 2 0 17: nil).

(14)	Pursuant to the agreement with China Construction Bank, the debt is secured by restricted cash of US$ 11,525,236 (December 31, 2017: nil).

Long-term bank loans [Member]
Debt Instrument [Line Items]
Schedule of Maturities
As of December 31, 2018, the contractual maturities of these loans are as follows:

Year	Amount
US$
2019	120,802,640
2020	79,500,998
2021	695,446,730
2022	-
2023 and thereafter	354,193,379
Less: current portion of long-term bank loans	(529,904,807)

Total: long-term bank loans	720,038,940